Acquisitions and Divestitures - Summary of Preliminary Purchase Price Allocation of Fair Values of the Assets Acquired and Liabilities Assumed (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 5,983,852	$ 5,983,852	$ 5,392,123	$ 9,736,510
TBD Safety, LLC [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		180,489
Accounts receivable		20,217
Inventory		492,793
Other current assets		346,095
Goodwill		591,729
Intangible assets		3,600,000
Total assets acquired		5,231,323
Notes payable		62,500
Current liabilities		573
Total liabilities assumed		63,073
Total net assets acquired		$ 5,168,250
Uber Mom [Member]
Business Acquisition [Line Items]
Inventory			52,352
Goodwill			98,613
Total assets acquired			150,965
Total net assets acquired			$ 150,965